Cash due from banks (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of cash due from banks

	December 31, 2021	December 31, 2020
Non-interest bearing
Cash and demand deposits with banks	115,651	133,363

Interest bearing¹
Demand deposits with banks	437,644	433,511
Cash equivalents	1,626,538	2,722,718
Sub-total - Interest bearing	2,064,182	3,156,229

Total cash due from banks	2,179,833	3,289,592
¹ Interest bearing cash due from banks includes certain demand deposits with banks as at December 31, 2021 in the amount of $280.5 million (December 31, 2020: $156.2 million) that are earning interest at a negligible rate.